Average Annual Total Returns - AMG Managers DoubleLine Core Plus Bond Fund	Feb. 01, 2021
CLASS N SHARES
Average Annual Return:
1 Year	4.98%
5 Years	4.18%
Since Inception	4.41%	[1]
Inception Date	Jul. 18, 2011
CLASS N SHARES | After Taxes on Distributions
Average Annual Return:
1 Year	3.74%
5 Years	2.86%
Since Inception	2.99%	[1]
Inception Date	Jul. 18, 2011
CLASS N SHARES | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.92%
5 Years	2.62%
Since Inception	2.78%	[1]
Inception Date	Jul. 18, 2011
CLASS N SHARES | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
Since Inception	3.66%	[1]
Inception Date	Jul. 18, 2011
CLASS I SHARES
Average Annual Return:
1 Year	5.25%
5 Years	4.43%
Since Inception	4.66%	[1]
Inception Date	Jul. 18, 2011
CLASS I SHARES | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
Since Inception	3.66%	[1]
Inception Date	Jul. 18, 2011
Class Z Shares
Average Annual Return:
1 Year	5.32%
5 Years
Since Inception	4.18%	[2]
Inception Date	Sep. 29, 2017
Class Z Shares | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
Since Inception	5.05%	[2]
Inception Date	Sep. 29, 2017

[1]	Class N, Class I and Index performance shown reflects performance since the inception date of the Fund's Class N and Class I shares on July 18, 2011.
[2]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on September 29, 2017.